Debt - Future Principal and Estimated Interest Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Principal Payments [Roll Forward]
2018	$ 48,099
2019	118,586
2020	209,547
2021	223,001
2022	47,889
Thereafter	64,233
Total Principal Payments on Long-term Debt	711,355
Estimated Interest Payable [Roll Forward]
2018	34,380
2019	30,536
2020	24,143
2021	10,732
2022	3,939
Thereafter	877
Total Estimated Interest Payable	104,607
Finance Lease Liability Payments [Roll Forward]
2018	1,971
2019	1,971
2020	1,971
2021	1,971
2022	1,971
Thereafter	9,413
Total Finance Lease Payable	19,268
Total Principal and Interest Payable[Roll Forward]
2018	84,450
2019	151,093
2020	235,661
2021	235,704
2022	53,799
Thereafter	74,523
Total Long-term Debt Repayments	$ 835,230